Annual Fund Operating Expenses - First Trust Horizon Managed Volatility Small Mid ETF - First Trust Horizon Managed Volatility Small/Mid ETF	Dec. 01, 2020
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.80%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.